Capital Management	12 Months Ended
Mar. 31, 2021
Capital Management [Abstract]
Capital Management
23.	Capital management:

The Corporation’s objective in managing capital is to ensure sufficient liquidity to develop its technologies and commercialize its products, finance its research and development activities, including the cannabis activities, selling, general and administrative expenses, its overall capital expenditures and those related to its debt reimbursement. The Corporation also needs to ensure adequate financing to support M&A activities. The Corporation is not exposed to external requirements by regulatory agencies regarding its capital.

In recent years, the Corporation has financed its liquidity needs primarily through the cash coming from the sale of the krill business, as well as the issuance of debt, warrants and common shares through private placements, an At-The-Market Offering and a Direct Offering. The Corporation optimizes its liquidity needs by non-dilutive sources whenever possible, including research tax credits, investment tax credits, interest income and revenues from strategic partnerships, collaboration agreements and government assistance (including the Canada Emergency Wage Subsidy).

The Corporation defines capital as being the total of shareholders’ equity, liability related to warrants and loans and borrowings.

The Corporation’s primary objectives when managing capital are to:

•	Ensure that the Corporation will continue as a going concern while providing an appropriate investment return to its shareholders;
•	Optimize leverage position of the Biodroga subsidiary by generating positive cash flows and reducing the short-term debt;
•

Have sufficient liquidity until the generation of positive cash-flows from the cannabis activities while preserving a financial flexibility in order to continue to develop unique extracts and formulations in high potential growth areas such as medical and wellness cannabinoid-based products;

•	Develop a sustainable and profitable portfolio of branded products with a focus on good-for-you, good-for-the-planet consumer profile and accelerate their brand equity in the global marketplace.
•	Maintain financial flexibility in order to have access to capital in the event of future acquisitions.

As at March 31, 2021 cash amounted to $75,167,100 (2020 – $16,577,076).

The Corporation’s short-term investment as at March 31, 2021 and 2020 are as follows:

			March 31,			March 31,
			2021			2020
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Short-term investment	April 28, 2021	1.40%	24,050	April 28, 2020	1.40%	36,000